Alger Small Cap Growth Institutional Fund Annual Fund Operating Expenses - Class I R Shares [Member] - Alger Small Cap Growth Institutional Fund	Oct. 31, 2025
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.33%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.39%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%	[1]
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.30%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.86%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .81%.